Income Taxes - Movement in Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the year	$ 16,659	$ (9,548)
Deferred income tax (expense) recovery	(24,350)	25,313
Income tax expense (recovery) recognized in OCI	(1,095)	833
Foreign exchange	1,104	61
At the end of the year	$ (7,682)	$ 16,659